Impairment (Tables)	6 Months Ended
Jun. 30, 2021
Impairments
Schedule of Impairment

	Half-year to 30 June 2021	Half-year to 30 June 2020	Half-year to 31 Dec 2020
	£m	£m	£m

Impact of transfers between stages	145	1,263	206
Other changes in credit quality	(506)	2,111	216
Additions (repayments)	(366)	211	(14)
Methodology and model changes	3	44	108
Other items	1	200	(190)
	(868)	2,566	120
Total impairment (credit) charge	(723)	3,829	326

In respect of:
Loans and advances to banks	(3)	21	(16)
Loans and advances to customers	(622)	3,464	386
Debt securities	—	1	—
Financial assets held at amortised cost	(625)	3,486	370
Other assets	2	13	(8)
Impairment (credit) charge on drawn balances	(623)	3,499	362
Loan commitments and financial guarantees	(98)	324	(35)
Financial assets at fair value through other comprehensive income	(2)	6	(1)
Total impairment (credit) charge	(723)	3,829	326